Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (748,414)	$ (105,129)	¥ (226,821)	¥ (71,313)